Current provisions and other current liabilities (Details) € in Thousands, $ in Thousands		12 Months Ended
	Mar. 29, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Development of provisions
FCPA related payment | $	$ 231,700
Provisions for share-based plans		€ 63,447	€ 15,478
Miscellaneous current liabilities
Personnel liabilities		647,508	654,457
Noncontrolling interests subject to put provisions		603,132	494,576
Unapplied cash and receivable credits		482,682	364,657
Invoices outstanding		178,209	160,112
Withholding tax and VAT		104,388	100,086
Interest liabilities		73,593	92,961
Variable payments outstanding for acquisitions		34,253	57,217
Legal matters, advisory and audit fees		27,979	38,778
Bonuses, commissions		27,510	26,831
Contract liabilities		22,795	37,628
Rent and lease obligations		176	138,210
Other liabilities		238,138	214,259
Other current liabilities		2,440,363	2,379,772
Current provisions
Development of provisions
Provisions at beginning of period		524,516
Foreign currency translation		4,574
Changes in consolidation group		1,464
Utilized		(264,049)
Reversed		(5,182)
Additions		69,969
Reclassifications		40,764
Provisions at end of period		372,056	524,516
Current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period		198,307
Foreign currency translation		3,751
Additions		17,808
Provisions at end of period		219,866	198,307
Current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period		42,430
Foreign currency translation		359
Changes in consolidation group		215
Utilized		(25,436)
Reversed		(293)
Additions		32,487
Reclassifications		40,764
Provisions at end of period		90,526	42,430
Current provisions | Risk of lawsuit
Development of provisions
Provisions at beginning of period		32,304
Foreign currency translation		246
Changes in consolidation group		507
Utilized		(15,049)
Reversed		(50)
Additions		3,023
Provisions at end of period		20,981	32,304
Current provisions | FCPA related charge
Development of provisions
Provisions at beginning of period		223,980
Utilized		(219,588)
Reversed		(4,000)
Additions		3,844
Provisions at end of period		4,236	223,980
Current provisions | Other provisions
Development of provisions
Provisions at beginning of period		27,495
Foreign currency translation		218
Changes in consolidation group		742
Utilized		(3,976)
Reversed		(839)
Additions		12,807
Provisions at end of period		€ 36,447	€ 27,495